Label	Element	Value
Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco NASDAQ 100 Index Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1. The following disclosure replaces the second sentence of the first paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the first sentence of the fourth paragraph in the section titled Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies of the Fund’s Statutory Prospectus:
The Underlying Index is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2. The following disclosure replaces the first sentence of the second paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus:
The Underlying Index is calculated under a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology. The Underlying Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”), a product of FTSE International Limited.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED APRIL 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco NASDAQ 100 Index Fund
(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows